UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

                        - DREYFUS LARGE CAP VALUE FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
September 30, 2011 (Unaudited)

Common Stocks--96.2%	Shares	Value ($)
Australia--8.1%
Charter Hall Office REIT	512,320	1,642,219
Commonwealth Property Office Fund	2,300,060	1,977,232
Goodman Group	1,201,120	657,178
Mirvac Group	2,716,410	2,963,902
Westfield Group	781,140	5,783,352
Westfield Retail Trust	1,862,720	4,321,055
		17,344,938
Brazil--.3%
Iguatemi Empresa de Shopping Centers	40,700	681,851
Canada--4.8%
Allied Properties Real Estate Investment Trust	40,690	900,080
Boardwalk Real Estate Investment Trust	34,340	1,578,873
Brookfield Office Properties	132,510	1,832,303
Chartwell Seniors Housing Real Estate Investment Trust	619,870	4,466,093
First Capital Realty	89,810	1,456,981
		10,234,330
China--.5%
Soho China	1,805,000	1,121,515
Finland--.4%
Sponda	233,730	878,883
France--3.6%
ICADE	15,750	1,229,881
Unibail-Rodamco	36,010	6,417,758
		7,647,639
Germany--1.0%
Alstria Office REIT	183,468	2,128,487
Hong Kong--9.9%
China Overseas Land & Investment	2,570,600	3,678,151
Hang Lung Properties	640,000	1,872,096
Hongkong Land Holdings	712,000	3,152,239
Link REIT	675,892	2,135,847
Sun Hung Kai Properties	770,000	8,724,111
Wharf Holdings	362,900	1,764,086
		21,326,530

Japan--9.7%
Aeon Mall	58,700	1,334,652
Japan Real Estate Investment	148	1,443,718
Japan Retail Fund Investment	533	858,012
Kenedix Realty Investment	286	928,573
Mitsubishi Estate	308,000	4,984,725
Mitsui Fudosan	323,000	5,112,184
Mori Trust Sogo Reit	135	1,243,497
Orix JREIT	297	1,360,441
Sumitomo Realty & Development	108,000	2,075,296
United Urban Investment	1,304	1,371,574
		20,712,672
Netherlands--.9%
Corio	41,690	1,918,560
Norway--.9%
Norwegian Property	1,385,600	1,846,517
Singapore--4.6%
CapitaLand	800,000	1,491,353
CapitaMall Trust	1,261,000	1,751,073
CDL Hospitality Trusts	737,000	846,763
Fortune Real Estate Investment Trust	3,242,000	1,413,396
Global Logistic Properties	1,428,000	1,791,700
Keppel Land	394,000	769,787
Mapletree Industrial Trust	1,018,000	841,794
Suntec Real Estate Investment Trust	1,234,000	1,079,528
		9,985,394
Sweden--1.2%
Wihlborgs Fastigheter	199,070	2,511,807
Switzerland--1.1%
PSP Swiss Property	26,600a	2,386,775
United Kingdom--5.8%
British Land	258,290	1,907,451
Capital & Counties Properties	1,043,190	2,722,841
Land Securities Group	422,100	4,204,338
London & Stamford Property	769,080	1,398,369
Unite Group	835,920a	2,146,180
		12,379,179
United States--43.4%
Alexandria Real Estate Equities	41,080	2,521,901
American Campus Communities	36,880	1,372,305
AvalonBay Communities	11,050	1,260,253

Boston Properties	39,840	3,549,744
Brandywine Realty Trust	92,840	743,648
Camden Property Trust	32,910	1,818,607
Colonial Properties Trust	79,220	1,438,635
CommonWealth REIT	103,140	1,956,566
CubeSmart	94,950	809,924
DDR	80,850	881,265
DiamondRock Hospitality	70,370	491,886
Digital Realty Trust	40,020	2,207,503
Douglas Emmett	78,710	1,345,941
Duke Realty	160,290	1,683,045
Equity Residential	119,830	6,215,582
Essex Property Trust	20,130	2,416,405
Federal Realty Investment Trust	14,940	1,231,205
General Growth Properties	105,010	1,270,621
HCP	114,320	4,008,059
Health Care REIT	100,600	4,708,080
Home Properties	11,500	652,740
Host Hotels & Resorts	185,510	2,029,479
Hudson Pacific Properties	58,640	681,983
Hyatt Hotels, Cl. A	25,410a	797,112
Kilroy Realty	48,160	1,507,408
Kimco Realty	167,630	2,519,479
LaSalle Hotel Properties	50,060	961,152
Macerich	108,560	4,627,913
National Retail Properties	89,070	2,393,311
ProLogis	179,190	4,345,358
Public Storage	40,350	4,492,973
Realty Income	19,460	627,390
Regency Centers	29,950	1,058,134
Senior Housing Properties Trust	35,870	772,640
Simon Property Group	90,050	9,903,699
SL Green Realty	38,110	2,216,097
Sunstone Hotel Investors	138,510a	788,122
UDR	51,710	1,144,859
Ventas	98,510	4,866,394
Vornado Realty Trust	64,140	4,786,127
		93,103,545
Total Common Stocks
(cost $232,854,104)		206,208,622

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,241,000)	5,241,000[b]	5,241,000
Total Investments (cost $238,095,104)	98.6%	211,449,622
Cash and Receivables (Net)	1.4%	2,921,674
Net Assets	100.0%	214,371,296

REIT-Real Estate Investment Trust
a Non-income producing security.
b Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was
$238,095,104. Net unrealized depreciation on investments was $26,645,482 of which $4,004,265 related to appreciated investment securities and $30,649,747 related to depreciated investment securities.

Portfolio Summary (Unaudited) †		Value (%)
Diversified Reits		21.2
Office		16.6
Retail		9.9
Health Care		8.8
Real Estate Services		8.5
Regional Malls		8.0
Multifamily		7.6
Industrial		3.6
Shopping Centers		3.6
Hotels		2.8
Self Storage		2.5
Money Market Investment		2.4
Freestanding		1.4
Specialty		1.0
Residential		.7
		98.6
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	93,103,545	-	-	93,103,545
Equity Securities - Foreign+	-	113,105,077++	-	113,105,077
Mutual Funds	5,241,000	-	-	5,241,000
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized as Level 2 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2011 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--9.4%
Amazon.com	12,500a	2,702,875
Carnival	63,000	1,908,900
Johnson Controls	82,150	2,166,295
Las Vegas Sands	49,960a	1,915,466
Lowe's	86,900	1,680,646
Walt Disney	84,750	2,556,060
Yum! Brands	35,270	1,741,985
		14,672,227
Consumer Staples--11.4%
Coca-Cola	53,000	3,580,680
Costco Wholesale	25,380	2,084,206
Kraft Foods, Cl. A	85,940	2,885,865
PepsiCo	29,750	1,841,525
Philip Morris International	22,560	1,407,293
Procter & Gamble	60,965	3,851,769
Walgreen	63,600	2,091,804
		17,743,142
Energy--12.8%
Cameron International	34,500a	1,433,130
CenterPoint Energy	89,200	1,750,104
Chevron	25,100	2,322,252
Exxon Mobil	79,690	5,787,885
Halliburton	43,500	1,327,620
Newfield Exploration	37,500a	1,488,375
Plains Exploration & Production	47,590a	1,080,769
QEP Resources	53,010b	1,434,981
Schlumberger	21,830	1,303,906
Valero Energy	107,800	1,916,684
		19,845,706
Financial--14.1%

Allstate	73,400	1,738,846
BB&T	107,600	2,295,108
Citigroup	98,140	2,514,347
Invesco	110,646	1,716,119
JPMorgan Chase & Co.	110,520	3,328,862
MetLife	59,700	1,672,197
PNC Financial Services Group	45,110	2,173,851
State Street	68,370	2,198,779
U.S. Bancorp	88,550	2,084,467
Wells Fargo & Co.	93,900	2,264,868
		21,987,444
Health Care--13.3%
Agilent Technologies	43,080a	1,346,250
Baxter International	47,500	2,666,650
Cardinal Health	52,180	2,185,298
Covidien	43,000	1,896,300
Hospira	46,180a	1,708,660
Johnson & Johnson	41,900	2,669,449
Mead Johnson Nutrition	10,860	747,494
Pfizer	186,500	3,297,320
Shire, ADR	23,700	2,226,141
Watson Pharmaceuticals	29,050a	1,982,662
		20,726,224
Industrial--9.5%
Caterpillar	29,140	2,151,698
Deere & Co.	26,900	1,736,933
Dover	40,900	1,905,940
Eaton	42,800	1,519,400
General Electric	105,230	1,603,705
Honeywell International	43,670	1,917,550
Union Pacific	18,800	1,535,396
United Technologies	34,770	2,446,417
		14,817,039
Information Technology--20.8%
Accenture, Cl. A	30,570	1,610,428
Acme Packet	30,430a	1,296,014
Apple	20,920a	7,974,286

Baidu, ADR	17,630a	1,884,823
EMC	134,060a,b	2,813,919
Intel	122,910	2,621,670
International Business Machines	27,660	4,841,330
NXP Semiconductors	108,280a	1,528,914
Rovi	47,700a,b	2,050,146
Salesforce.com	20,980a,b	2,397,594
Teradata	61,810a	3,308,689
		32,327,813
Materials--3.1%
Air Products & Chemicals	28,000	2,138,360
Celanese, Ser. A	49,900	1,623,247
Freeport-McMoRan Copper & Gold	35,980	1,095,591
		4,857,198
Telecommunication Services--2.5%
AT&T	72,680	2,072,834
Verizon Communications	47,970	1,765,296
		3,838,130
Utilities--2.4%
Duke Energy	82,100	1,641,179
Sempra Energy	40,050	2,062,575
		3,703,754
Total Common Stocks
(cost $162,808,259)		154,518,677

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,575,000)	1,575,000c	1,575,000
Investment of Cash Collateral for
Securities Loaned--4.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,381,013)	6,381,013c	6,381,013
Total Investments (cost $170,764,272)	104.4%	162,474,690

Liabilities, Less Cash and Receivables	(4.4%)	(6,806,241)
Net Assets	100.0%	155,668,449

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $6,071,927 and the value of the collateral held by the fund was $6,381,013.
c	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $170,764,272.

Net unrealized depreciation on investments was $8,289,582 of which $14,391,758 related to appreciated investment securities and $22,681,340 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.8
Financial	14.1
Health Care	13.3
Energy	12.8
Consumer Staples	11.4
Industrial	9.5
Consumer Discretionary	9.4
Money Market Investments	5.1
Materials	3.1
Telecommunication Services	2.5
Utilities	2.4
104.4
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	148,878,799	-	-	148,878,799
Equity Securities - Foreign+	5,639,878	-	-	5,639,878
Mutual Funds	7,956,013	-	-	7,956,013
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2011 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--14.9%
Amazon.com	4,550a	983,846
Arcos Dorados Holdings, Cl. A	23,990	556,328
Carnival	15,360	465,408
Colgate-Palmolive	5,750	509,910
International Game Technology	31,110	452,028
Johnson Controls	16,260	428,776
Las Vegas Sands	16,760a	642,578
Procter & Gamble	10,240	646,963
Viacom, Cl. B	11,880	460,231
Walt Disney	20,080	605,613
Yum! Brands	4,090	202,005
		5,953,686
Consumer Staples--8.6%
Coca-Cola	18,360	1,240,402
Costco Wholesale	6,100	500,932
Kellogg	13,770	732,426
Philip Morris International	7,340	457,869
Walgreen	15,400	506,506
		3,438,135
Energy--11.1%
Baker Hughes	10,500	484,680
Cabot Oil & Gas	7,700	476,707
Exxon Mobil	16,090	1,168,617
Halliburton	16,500	503,580
Newfield Exploration	14,850a	589,397
QEP Resources	12,000b	324,840
Schlumberger	6,610	394,815
Southwestern Energy	14,710a	490,284
		4,432,920
Financial--3.8%
Citigroup	14,300	366,366

Digital Realty Trust	7,500b,c	413,700
Invesco	23,528	364,919
Validus Holdings	14,400	358,848
		1,503,833
Health Care--12.1%
Agilent Technologies	10,540a	329,375
Allscripts Healthcare Solutions	20,400a	367,608
Amylin Pharmaceuticals	45,200a	417,196
Baxter International	12,400	696,136
Cardinal Health	11,380	476,594
Edwards Lifesciences	6,690a	476,863
Hospira	11,600a	429,200
Mead Johnson Nutrition	9,100	626,353
Shire, ADR	5,850	549,491
Zimmer Holdings	8,930a	477,755
		4,846,571
Industrial--12.3%
Boeing	9,600	580,896
Caterpillar	10,160	750,214
Dover	13,100	610,460
Energizer Holdings	6,260a	415,914
Honeywell International	16,970	745,153
Parker Hannifin	9,690	611,730
Union Pacific	6,880	561,890
United Technologies	8,990	632,536
		4,908,793
Information Technology--28.4%
Accenture, Cl. A	11,400	600,552
Acme Packet	8,280a	352,645
Apple	7,470a	2,847,415
ARM Holdings, ADR	24,460	623,730
Baidu, ADR	4,700a	502,477
Broadcom, Cl. A	17,660a	587,901
Google, Cl. A	1,020a	524,668
International Business Machines	10,620	1,858,819
NXP Semiconductors	33,690a	475,703
Red Hat	7,400a	312,724
Rovi	13,150a	565,187

Salesforce.com	6,630a,b	757,676
Teradata	13,820a	739,785
VMware, Cl. A	7,220a	580,344
		11,329,626
Materials--4.1%
Celanese, Ser. A	13,700	445,661
Cliffs Natural Resources	11,870	607,388
Praxair	6,260	585,185
		1,638,234
Telecommunications--4.6%
QUALCOMM	12,350	600,581
Verizon Communications	33,180	1,221,024
		1,821,605
Total Common Stocks
(cost $39,721,617)		39,873,403

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $83,000)	83,000d	83,000
Investment of Cash Collateral for
Securities Loaned--3.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,337,684)	1,337,684d	1,337,684
Total Investments (cost $41,142,301)	103.4%	41,294,087
Liabilities, Less Cash and Receivables	(3.4%)	(1,360,203)
Net Assets	100.0%	39,933,884

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $1,272,038 and the value of the collateral held by the fund was $1,337,684.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $41,142,301. Net unrealized appreciation on investments was $151,786 of which $5,166,078 related to appreciated investment securities and $5,014,292 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	28.4
Consumer Discretionary	14.9
Industrial	12.3
Health Care	12.1
Energy	11.1
Consumer Staples	8.6
Telecommunications	4.6
Materials	4.1
Financial	3.8
Money Market Investments	3.5
103.4
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic+	37,165,674		-	-	37,165,674
Equity Securities - Foreign+	2,707,729		-	-	2,707,729
Mutual Funds	1,420,684		-	-	1,420,684
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Value Fund
September 30, 2011 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)
Consumer Discretionary--15.4%
Carnival	20,340	616,302
CBS, Cl. B	9,570	195,037
General Motors	8,053	162,509
Guess?	10,710	305,128
Home Depot	15,030	494,036
Johnson Controls	24,410	643,692
Newell Rubbermaid	26,400	313,368
News, Cl. A	32,520	503,084
NVR	350a	211,393
Omnicom Group	32,860	1,210,562
Staples	16,410	218,253
Time Warner	22,960	688,111
Toll Brothers	10,830a,b	156,277
Viacom, Cl. B	8,080	313,019
Walt Disney	19,220	579,675
		6,610,446
Consumer Staples--8.6%
ConAgra Foods	14,460	350,221
CVS Caremark	17,690	594,030
Dr. Pepper Snapple Group	15,090	585,190
Energizer Holdings	9,900a	657,756
Kraft Foods, Cl. A	16,850	565,823
PepsiCo	14,800	916,120
		3,669,140
Energy--14.4%
Anadarko Petroleum	16,480	1,039,064
EOG Resources	5,240	372,092
Exxon Mobil	13,930	1,011,736
Hess	3,850	201,971
Occidental Petroleum	24,440	1,747,460

Schlumberger	29,870	1,784,135
		6,156,458
Financial--20.4%
American Express	5,290	237,521
Ameriprise Financial	12,180	479,405
AON	11,060	464,299
Capital One Financial	13,520b	535,798
Chubb	3,930	235,761
Citigroup	27,135	695,199
Comerica	21,410	491,788
Franklin Resources	2,240	214,234
JPMorgan Chase & Co.	34,130	1,027,996
Marsh & McLennan	17,840	473,474
MetLife	20,050	561,600
Moody's	11,400b	347,130
PNC Financial Services Group	8,850	426,481
Prudential Financial	8,780	411,431
SunTrust Banks	21,370	383,591
TD Ameritrade Holding	19,910b	292,776
U.S. Bancorp	9,360	220,334
Wells Fargo & Co.	51,880	1,251,346
		8,750,164
Health Care--16.4%
Amgen	9,780	537,411
Baxter International	6,300b	353,682
CIGNA	10,240	429,466
Johnson & Johnson	16,120	1,027,005
McKesson	6,860	498,722
Medtronic	6,840	227,362
Merck & Co.	27,650	904,431
Mylan	11,950a	203,150
Pfizer	100,500	1,776,840
Thermo Fisher Scientific	4,640a	234,970
UnitedHealth Group	13,060	602,327
Watson Pharmaceuticals	3,440a	234,780
		7,030,146
Industrial--9.6%
Caterpillar	4,360	321,942

Cooper Industries	4,150	191,398
Dover	12,350	575,510
Eaton	8,440	299,620
General Electric	82,800	1,261,872
Honeywell International	4,420	194,082
Hubbell, Cl. B	3,840	190,234
Owens Corning	10,630a	230,458
Pitney Bowes	12,560b	236,128
Stanley Black & Decker	4,000	196,400
Thomas & Betts	4,670a	186,380
United Technologies	3,080	216,709
		4,100,733
Information Technology--10.8%
Accenture, Cl. A	4,240	223,363
BMC Software	13,900a	535,984
Cisco Systems	56,440	874,256
Corning	11,690	144,488
eBay	8,340a	245,947
Electronic Arts	40,680a	831,906
Oracle	16,590	476,797
QUALCOMM	22,330	1,085,908
SanDisk	5,610a	226,363
		4,645,012
Materials--3.3%
Air Products & Chemicals	2,720	207,726
Celanese, Ser. A	9,790	318,469
Cliffs Natural Resources	4,060	207,750
Dow Chemical	19,280	433,029
Freeport-McMoRan Copper & Gold	8,300	252,735
		1,419,709
Utilities--1.1%
Exelon	11,170	475,954
Total Common Stocks
(cost $54,175,262)		42,857,762

Investment of Cash Collateral for
Securities Loaned--4.2%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $1,787,241)	1,787,241[c]	1,787,241

Total Investments (cost $55,962,503)	104.2%	44,645,003
Liabilities, Less Cash and Receivables	(4.2%)	(1,814,625)
Net Assets	100.0%	42,830,378

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $1,643,111 and the value of the collateral held by the fund was $1,787,241.
c	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $55,962,503.

Net unrealized depreciation on investments was $11,317,500 of which $347,546 related to appreciated investment securities and $11,665,046 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.4
Health Care	16.4
Consumer Discretionary	15.4
Energy	14.4
Information Technology	10.8
Industrial	9.6
Consumer Staples	8.6
Money Market Investment	4.2
Materials	3.3
Utilities	1.1
104.2
† Based on net assets.
See notes to financial statements.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic+	42,857,762		-	-	42,857,762
Mutual Funds	1,787,241		-	-	1,787,241
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investments Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)